Consolidated Statements of Income - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Income
Net sales	kr 874	kr 184,829
Research and development expenses	(241,371)	(149,826)	kr (99,260)
Administrative and selling expenses	(141,724)	(62,882)	(31,132)
Other operating income	2,501	4,385
Other operating expenses		(4,525)	(2,090)
Operating loss	(379,720)	(28,019)	(132,482)
Financial income	547	926	441
Financial expenses	(56,978)	(5,408)	(8)
Loss before income tax	(436,151)	(32,501)	(132,049)
Income tax expense	(360)	(77)
Loss for the year	(436,511)	(32,578)	(132,049)
Attributable to:
Equity holders of the Parent Company	(433,494)	kr (32,578)	kr (132,049)
Non-controlling interests	kr (3,017)
Loss per share
Before and after dilution to ordinary equity holders of the Parent Company	kr (9.66)	kr (0.88)	kr (5.09)